767 Fifth Avenue

New York, NY 10153-0119

+1 212 310 8000 tel

+1 212 310 8007 fax

April 28, 2014

Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549-3561

Re:	Lantheus MI Holdings, Inc.

Draft Registration Statement on Form S-1

Submitted March 25, 2014 (CIK No. 0001521036)

Dear Mr. Riedler:

On behalf of our client, Lantheus MI Holdings, Inc., a Delaware corporation (the “Company”), we are confidentially submitting herewith electronically via EDGAR, Amendment No. 1 (“Amendment No. 1”) to the Draft Registration Statement on Form S-1 of the Company (the “Registration Statement”) initially submitted on March 25, 2014. In connection with such submission, set forth below are the Company’s responses to the comments of the Staff communicated in its letter addressed to the Company, dated April 17, 2014. We are sending to the Staff under separate cover courtesy copies of Amendment No. 1, including copies marked to show the changes effected by Amendment No. 1.

For ease of reference, each of the Staff’s comments is reproduced below in bold and is followed by the Company’s response. In addition, unless otherwise indicated, all references to page numbers in such responses are to page numbers in Amendment No. 1.

General

1.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it intends to incorporate by reference exhibits from filings of its subsidiary, Lantheus Medical Imaging, Inc. Such exhibits consist of nearly all of the proposed exhibits to be filed by the Company in connection with the Registration Statement. The Company also respectfully advises the Staff that the remaining proposed exhibits will not be available until a later date and will be included in subsequent amendments.

2.	Please confirm that the images included in your draft registration statement are all of the graphic, visual or photographic information you will be including. If you intend to use any additional images, please provide us proofs of such materials. Please note that we may have comments regarding this material.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will supplementally provide mock-ups of any additional graphic, visual or photographic information when available.

Securities and Exchange Commission April 28, 2014 Page 2	Weil, Gotshal & Manages LLP

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that to date no such written communications have been made and that to date no such research reports have been published or distributed. In the event such written communications are made or such research reports are published or distributed, the Company respectfully advises the Staff that it undertakes to supplementally provide such materials to the Staff.

4.	Please disclose the approximate number of holders of your common stock as of the latest practicable date, as required by Item 201(b) of Regulation S-K.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 135 in response to the Staff’s comment.

5.	Any comments to your confidential treatment request will be sent in a separate letter. Please be advised that any such comments must be resolved prior to requesting effectiveness of the registration statement you will file.

The Company acknowledges the Staff’s comment.

Prospectus Summary, page 1

6.	Please define the following scientific terms at their first use to provide a reasonable investor with an understanding of such terms:

•	“radiolabeled;”

•	“single-photon emission computed tomography;”

•	“positron emission tomography;”

•	“radioisotope;”

•	“nuclear myocardial perfusion imaging;” and

•	“cyclotrons.”

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The Company acknowledges the Staff’s comment and has revised the disclosure on the pages identified below in response to the Staff’s comment.

•	“radiolabeling” – page 1

•	“single-photon emission computed tomography” – page 2

•	“positron emission tomography” – page 2

•	“radioisotope” – page 1

•	“nuclear myocardial perfusion imaging” – page 2

•	“cyclotrons” – page 2

7.	Please include an organization chart of the structure of your company and its subsidiaries.

The Company acknowledges the Staff’s comment and has provided a chart on page 10 in response to the Staff’s comment.

Risks Associated With Our Business, page 8

8.	Please expand the list to include bullets to briefly describe your losses and level of indebtedness.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 9 in response to the Staff’s comment.

Risk Factors - General, page 15

9.	Please include a risk factor to address your losses for at least each of the past two years and cumulatively.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 22 in response to the Staff’s comment.

“We will not be able to further develop.,” page 29

10.	Please disclose any past difficulty you have experienced engaging strategic partners.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company has not experienced any past difficulty in engaging strategic partners in meaningful discussions about the possibility of entering into strategic arrangements. Depending upon a specific partner’s time horizons, risk profile, return expectations and amount of capital available to deploy, the Company may be limited in the number of possible strategic partners that are willing to enter into definitive strategic arrangements with us. The Company has revised the disclosure on page 31 in response to the Staff’s comment.

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“In the ordinary course of business, we may be subject.,” page 30

11.	Please clarify whether you have obtained product liability coverage and, if so, please state the amount of coverage you have obtained.

The Company respectfully acknowledges the Staff’s comment and has revised the relevant disclosure on page 32 to include the Company’s belief that the limits are customary and adequate to provide it with coverage for foreseeable risks. The Company supplementally advises the Staff that the Company believes that since this information is not typically disclosed by other companies of comparable size in the industry, such disclosure would not be meaningful to the Company’s investors in assessing whether or not such coverage is adequate. Further, the Company believes that the amount of coverage constitutes commercially sensitive information, the disclosure of which could be harmful to the Company and is not in the best interest of its stockholders.

“We may not be able to hire or retain.,” page 35

12.	Please disclose any past difficulty you have had either hiring or retaining qualified personnel.

The Company acknowledges the Staff’s comment and has revised the relevant disclosure on pages 37 and 38 in response to the Staff’s comment.

Dilution, page 49

13.	The second paragraph of the introductory section proposes to disclose what appears to be historical net tangible book value and the related per share amount. The dilution table that follows starts with pro forma net tangible book value per share. Please revise your disclosure to correct this inconsistency and disclose what the pro forma amount represents.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 52 in response to the Staff’s comment.

Securities and Exchange Commission	Weil, Gotshal & Manages LLP

April 28, 2014

Non-GAAP Financial Measures, page 50

14.	Refer to your reconciliation to the calculation of Adjusted EBITDA and Adjusted EBITDA before Run-Rate Savings in Summary Consolidated Financial and Other Data. Footnote 1(h) discloses run-rate savings includes cost-savings expected to be realized that are calculated on a pro forma basis. Please explain to us how combining cost savings realized and to be realized on a pro forma basis in one line item is meaningful to investors. Also, explain to us how the cost savings to be realized adjustment is factually supportable and how your presentation complies with the disclosure requirements of Rule 11-02(b)(6) of Regulation S-X.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 53 and on footnote 1(h) on page 16 in response to the Staff’s comment by noting that run-rate cost savings, operating expense reductions and other expense and cost-savings which were realized for the years ended December 31, 2013 and 2012 primarily related to our strategic shift from in-house research and development to an external partnering model of research and development, and those savings have now been realized. The Company respectfully advises the Staff that under the Company’s bank facility, run-rate savings are an allowable add-back to the definition of Consolidated EBITDA as indicative of management’s near-term operating plans. The Company respectfully advises the Staff that the Company’s use of the term “pro forma” was not intended to mean “pro forma” pursuant to Article 11 of Regulation S-X but rather to give effect to run-rate savings. With these revisions, the Company believes Article 11 of Regulation S-X is not applicable.

15.	Further, please expand your disclosure to explain how you use your non-GAAP measures for additional purposes, such as executive compensation, as required by Item 10(e)(1)(i)(D) of Regulation S-K. Also, you disclose on page 122 that your actual EBITDA relative to performance vesting of options in 2013 was $46.4 million. Please reconcile this amount to the EBITDA amount disclosed on page 13 in your reconciliation of net income (loss) to Adjusted EBITDA.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 53 and 127 in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations – General, page 52

16.	Please provide the quantitative disclosures about market risk using one of the three disclosure alternatives required by Rule 305(a) of Regulation S-K and provide qualitative information describing your primary market risk within each category, as required by Rule 305(b)(i) of Regulation S- K.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 82 through 84 in response to the Staff’s comment.

Securities and Exchange Commission	Weil, Gotshal & Manages LLP

April 28, 2014

Key Factors Affecting Our Results

Growth of DEFINITY, page 54

17.	You disclose that DEFINITY is currently your largest, fastest growing and highest margin commercial product. However, the table on page 53 shows that DEFINITY has the second largest product revenue. Please revise your disclosure to clarify this apparent inconsistency.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 57 and 92 in response to the Staff’s comment.

Global Isotope Supply, page 54

18.	During Nordion’s shutdown period, you do not currently believe that you will be able to supply all of your standing order customer demand for Xenon during the outage. Please revise your disclosure to quantify the effect this supply issue will have on your results of operations, financial condition and cash flows.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 57 and 58 in response to the Staff’s comment. The Company respectfully advises the Staff that it does not believe the impact of the effect of the supply issue during the four week shutdown period is quantitatively or qualitatively material to investors because the shutdown is an annual event and the impact of the shutdown is reflected consistently in the prior year financial results of the Company.

Operating Results

Years ended December 31, 2013, 2012 and 2011, page 57

Revenues, page 57

19.	We note you present the break out of the total U.S. revenues by product, but you present international revenues in one lump sum. Please tell us and disclose similar breakout of your international revenues by product for all of the periods presented.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 60 in response to the Staff’s comment.

Provision (Benefit) for Income Taxes, page 66

20.	Please expand your disclosure to discuss the factors that lead to the increase in the valuation allowance in 2011.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 69 and 70 in response to the Staff’s comment.

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Recent Accounting Standards, page 74

21.	You disclose the anticipated impact of adopting ASU 2013-11 on your financial statements; however it appears that you have not specifically disclosed your election under Section 107(b) of the JOBS Act. Please revise your disclosure in the applicable section of the filing to state:

•	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 8 and 78 in response to the Staff’s comment.

Executive and Director Compensation

Outstanding Equity Awards at 2013 Fiscal Year-End, page 125

22.	We note that this table appears two pages earlier on page 123. Please remove one of the tables to avoid providing unnecessary duplicative disclosure.

The Company acknowledges the Staff’s comment and has removed the duplicate table in response to the Staff’s comment.

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Shares Eligible for Future Sale

Lock-Up Agreements, page 140

23.	When available, please file a form of lock-up agreement as an exhibit.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that it will file the form of lock-up agreement as an exhibit in a subsequent amendment.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies

Revenue Recognition, page F-9

24.	Please refer to the first amendment to the 2009 license and supply agreement on page F-10 where you disclose that revenue under this arrangement is being recognized at an average selling price as the units are shipped. Since the Agreement required you to deliver a specified number of product unit shipments at various prices please tell us what price is billed to record accounts receivable on the date you ship products to your customer as well as the amounts of revenues and any deferred revenues recorded. Provide us an example journal entry showing how you record the transaction. Also, please provide us your analysis demonstrating that the price of the units shipped is fixed or determinable at the date of shipment and is not contingent on the end-market sale by the customer.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that, as disclosed on page F-10, the amendment to the Agreement (the “Amendment”) contains specific pricing for the same product to be shipped at stages throughout the Amendment term. Under the terms of the Amendment, the units shipped prior to the Amendment period had a substantially higher unit selling price than the units shipped later in the 11-month contractual Amendment period. The amount the Company recorded as accounts receivable upon shipment of units was based upon the specific unit price contained in the Amendment and represented the amount the Company was legally entitled to receive for that specific unit shipment. The revenue recorded upon the unit shipment, however, was based on the average selling price per unit, which was calculated by dividing the total units to be shipped under the Amendment by the total amount of cash to be received for all units under the Amendment. As a result, the Company recorded deferred revenues for the amount by which the specific unit selling price specified under the Amendment exceeded the average selling price under the Amendment as calculated by the Company. An example of a journal entry to reflect this is as follows:

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Example journal entries:

Assumptions:

a.	Ship 100 units on January 2012 at a selling price of $100 per unit

b.	Ship 100 units on October 2012 at a selling price of $20 per unit

c.	Average selling price per unit – $60

1) January 2012 - To record accounts receivable and revenue at time of shipment.

Dr. Accounts receivable	$ 10,000
Cr. Deferred revenue		$4,000
Cr. Revenue		$6,000

2) October 2012 - To record accounts receivable and revenue at time of shipment.

Dr. Accounts receivable	$2,000
Dr. Deferred revenue	$4,000
Cr. Revenue		$6,000

The price was clearly stated in the Amendment and was not contingent upon the end-market sale by the customer. Payments under this Amendment were also subject to the Company’s normal payment terms and there were no extended payment terms. Shipments under this Amendment were based on FOB destination shipping terms and were subject to the Company’s normal return policy, which permits returns for nonconforming product only. Finally, there were no other contingencies to the unit selling price contained in the Amendment. Accordingly, the Company concluded that the price was fixed and determinable in accordance with ASC 605.

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Securities and Exchange Commission April 28, 2014 Page 10	Weil, Gotshal & Manages LLP

Should any questions arise in connection with the filing or this response letter, please contact the undersigned at (212) 310-8849 or Noah B. Kressler, Esq. at (212) 310-8360.

Sincerely yours,

/s/ Heather L. Emmel

Heather L. Emmel, Esq.
Weil, Gotshal & Manges LLP

cc:	Michael P. Duffy

Vice President, General Counsel and Secretary

Lantheus MI Holdings, Inc.